Intangible Assets, Net - Schedule of Amortization Amount of Intangible Asset (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Schedule of Amortization Amount of Intangible Asset [Abstract]
For the six months ending December 31, 2025	$ 3,688
For the year ending December 31, 2026	7,375
For the year ending December 31, 2027	7,375
For the year ending December 31, 2028	6,943
For the year ending December 31, 2028 and thereafter	13,403
Total	$ 38,784	$ 40,531